SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract assets activity (Details) - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
REVENUES
Beginning balance		$ 303,910		$ 206,750	$ 206,750	$ 343,646
Deferral of costs on contracts where performance obligations were not complete	$ 267,310	128,806	$ 103,404	167,126	303,910	(343,646)
Recognition of costs on contracts where performance obligations completed during the period	(71,163)	$ (287,375)	$ (159,378)	$ (206,750)	(206,750)
Ending balance	$ 341,488				$ 303,910	$ 206,750